Vista Outdoor Inc. - 10-K Stockholders' Equity (Tables) - Vista Outdoor Inc.	12 Months Ended
Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of performance based awards activity
A summary of our performance based awards for fiscal year 2024 is presented below:

	Shares	Weighted average grant date fair value
Nonvested as of March 31, 2023	242,904	$35.72
Cancelled/forfeited	(74,888)	30.27
Earned(1)	(93,887)	39.88
Awarded	349,385	27.42
Nonvested as of March 31, 2024	423,514	$29.25
(1) Performance shares are earned and vest at the end of the performance period based on the performance criteria achieved, subject to continued service through the vesting date.
Schedule of stock option activity
A summary of our stock option activity for fiscal year 2024 is presented below:

	Shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding and exercisable as of March 31,2023	45,270	$17.86	4.1	$536
Forfeited/expired	(11,056)	35.86
Exercised	(10,915)	14.92
Outstanding and exercisable as of March 31,2024	23,299	$10.71	4.7	$514

Schedule of restricted stock unit award activity
A summary of our restricted stock unit award activity for fiscal year 2024 is presented below.

	Shares	Weighted average grant date fair value
Nonvested as of March 31, 2023	741,023	$27.43
Granted	958,618	30.66
Vested	(423,418)	26.41
Forfeited	(46,595)	29.43
Nonvested as of March 31, 2024	1,229,628	$30.29